Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the Beginning of Period	$ 2,873		$ 2,270		$ 2,448
Charged to Cost Expenses	1,555		570		(156)
Acquisition	1,066		599		678
Deductions from Reserve	(534)	[1]	(566)	[1]	(700)	[1]
Balance at the End of Period	4,960		2,873		2,270
Reserve for excess and obsolete inventory
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the Beginning of Period	25,623		18,251		17,018
Charged to Cost Expenses	11,839		8,361		22
Acquisition	4,933		415		1,882
Deductions from Reserve	(6,314)	[1]	(1,404)	[1]	(671)	[1]
Balance at the End of Period	$ 36,081		$ 25,623		$ 18,251

[1]	The amounts in this column represent charge-offs net of recoveries.